Federated High Yield Trust
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—88.0%
	Aerospace/Defense—1.3%
$ 600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 7.500%, 3/15/2027	$ 606,000
550,000	TransDigm UK Holdings PLC, Sr. Sub., Series WI, 6.875%, 5/15/2026	536,250
2,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	2,402,875
450,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	452,812
1,375,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,356,094
1,750,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,750,175
2,400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	2,391,000
	TOTAL	9,495,206
	Automotive—2.7%
3,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,354,625
2,900,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,751,375
775,000	BCD Acquisition, Inc., 144A, 9.625%, 9/15/2023	813,750
2,275,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	2,360,312
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	927,312
1,425,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,314,562
225,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	224,825
525,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	518,438
525,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	518,438
1,450,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,486,250
400,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	409,000
3,850,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	3,840,375
3,125,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,921,875
	TOTAL	20,441,137
	Banking—0.3%
1,975,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	2,120,656
	Building Materials—1.6%
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	667,875
2,375,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,422,500
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,502,534
2,325,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,307,562
2,300,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,087,940
3,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,254,344
	TOTAL	12,242,755
	Cable Satellite—8.8%
850,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	869,933
975,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,014,000
1,800,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	1,833,750
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	615,972
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,885,750
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,156,719
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	726,813
575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	595,844
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	930,375
1,325,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	1,347,790
1,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	1,400,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 250,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	$ 264,769
600,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	630,570
1,950,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,086,500
2,700,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	2,878,875
4,000,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,078,200
1,425,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	1,439,677
1,800,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,866,960
2,875,000		Charter Communications Holdings II, 5.125%, 2/15/2023	2,903,836
1,900,000		Charter Communications Holdings II, 5.750%, 1/15/2024	1,938,000
1,350,000		DISH DBS Corp., 5.000%, 3/15/2023	1,270,687
1,875,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,689,975
2,500,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	2,295,000
1,850,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,808,375
950,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	969,000
1,925,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,737,312
1,050,000		Sirius XM Radio, Inc., 144A, 6.000%, 7/15/2024	1,083,023
1,925,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	1,945,732
2,950,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	2,982,302
4,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	4,356,000
2,875,000		Unitymedia KabelBW Gmbh, 144A, 6.125%, 1/15/2025	2,964,269
3,250,000		Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	3,245,937
1,525,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	1,535,949
1,475,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,499,891
250,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	256,563
2,325,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,278,500
600,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	598,500
1,925,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,879,281
		TOTAL	65,860,629
		Chemicals—2.0%
1,000,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	985,000
2,750,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,708,750
2,450,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,339,750
1,400,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	1,426,250
3,175,000	[1,2]	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,555,875
2,550,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,408,156
350,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	351,750
2,650,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,603,625
		TOTAL	15,379,156
		Construction Machinery—0.7%
2,200,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	2,138,620
375,000		United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	368,438
425,000		United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	451,562
875,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	896,875
750,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	758,437
325,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	337,594
		TOTAL	4,951,526
		Consumer Cyclical Services—0.3%
2,625,000		GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	2,520,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—1.2%
$ 350,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	$ 351,750
400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	395,880
1,750,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,828,750
575,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 7/1/2025	569,250
3,875,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	3,889,531
1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	1,652,000
	TOTAL	8,687,161
	Diversified Manufacturing—1.2%
525,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	530,245
475,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	492,613
425,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	444,656
2,515,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	2,508,712
275,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	287,375
2,000,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,787,500
1,600,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,616,000
1,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,712,688
	TOTAL	9,379,789
	Environmental—0.3%
2,050,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	2,065,375
	Finance Companies—2.5%
3,625,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,643,125
300,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	304,875
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	554,125
625,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	658,406
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	666,309
625,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	633,544
6,750,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	7,094,857
4,750,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	4,715,325
725,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	676,751
	TOTAL	18,947,317
	Food & Beverage—2.3%
3,375,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	590,625
325,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	324,188
1,600,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,587,000
1,800,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,826,622
2,900,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	2,814,812
3,175,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	3,135,312
950,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	961,875
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	995,000
2,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,140,938
2,725,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,776,094
	TOTAL	17,152,466
	Gaming—3.2%
850,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	878,773
1,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,863,000
4,075,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	3,995,537
1,200,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	1,225,596
300,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	310,002
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	984,437

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 275,000	MGM Resorts International, 6.000%, 3/15/2023	$ 290,813
1,400,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,365,000
700,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	708,313
2,175,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	2,291,906
2,225,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,147,125
2,725,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	2,755,656
1,625,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	1,675,781
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,978,250
1,350,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	1,326,375
	TOTAL	23,796,564
	Health Care—10.5%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	301,875
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	3,706,562
4,000,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	3,750,000
1,075,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	1,119,075
3,000,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	3,311,250
2,025,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,935,799
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	815,201
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	225,563
1,675,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,122,250
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	754,906
2,950,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	2,492,750
1,850,000	HCA, Inc., 5.000%, 3/15/2024	1,976,905
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,303,866
3,100,000	HCA, Inc., 5.875%, 2/15/2026	3,293,781
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,907,423
1,475,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,540,933
1,275,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,354,688
1,500,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,531,875
975,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	991,487
2,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,716,393
1,900,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,909,500
5,100,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	5,087,250
5,700,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	5,329,500
2,250,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	2,219,062
4,275,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	4,296,375
3,175,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	3,159,125
2,425,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	2,212,812
6,200,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	5,142,125
550,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	545,463
450,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	459,000
2,325,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,313,375
975,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	971,539
3,275,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	3,274,738
600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	591,978
400,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	417,500
3,725,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,445,625
	TOTAL	78,527,549

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Insurance—0.3%
$1,400,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	$ 1,455,580
700,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	719,040
	TOTAL	2,174,620
	Independent Energy—5.1%
575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	570,688
750,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	704,775
850,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	826,625
1,979,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,964,157
550,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	537,625
1,900,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	1,764,625
175,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	171,500
1,150,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,144,480
1,275,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	1,165,031
375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	346,875
2,225,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	1,980,250
3,100,000	Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	2,979,875
1,875,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	1,181,250
300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	304,500
775,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	806,969
650,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	539,500
1,150,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	960,250
475,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	389,500
875,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	858,594
550,000	Laredo Petroleum, 5.625%, 1/15/2022	508,750
450,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	402,750
1,396,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,354,846
1,125,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,082,813
225,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	200,250
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	943,313
1,100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,022,670
600,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	591,000
1,375,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	1,368,125
700,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	659,666
1,000,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	907,500
1,842,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,611,750
475,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	446,704
875,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	770,000
75,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	65,625
150,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	132,750
1,200,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,077,600
1,925,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	1,810,770
1,000,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	960,000
450,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	92,250
1,600,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	184,000
1,650,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	1,598,437
1,000,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	918,750
	TOTAL	37,907,388
	Industrial - Other—0.5%
500,000	Anixter, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2025	530,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$2,175,000		Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	$ 1,990,125
400,000		IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	407,000
650,000		Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	669,500
		TOTAL	3,596,625
		Insurance - P&C—3.3%
725,000		Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	746,297
2,875,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	2,623,438
2,275,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	2,303,438
3,075,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,928,937
375,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	368,438
7,375,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,271,012
2,025,000		Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,852,875
3,725,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	3,580,656
3,250,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,160,625
		TOTAL	24,835,716
		Leisure—0.6%
3,550,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,548,544
1,050,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	1,025,063
		TOTAL	4,573,607
		Lodging—0.4%
1,875,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series WI, 5.125%, 5/1/2026	1,890,844
1,050,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	1,071,000
		TOTAL	2,961,844
		Media Entertainment—4.4%
500,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	490,625
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,571,318
1,925,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,977,937
300,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	307,413
2,150,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	2,203,750
775,000		EMI Music Publishing Group North America Holdings, Inc., 144A, 7.625%, 6/15/2024	820,725
575,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	585,063
1,500,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,541,250
1,400,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	1,410,080
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,159,745
146,192		iHeartCommunications, Inc., 6.375%, 5/1/2026	152,588
2,314,973		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	2,433,615
2,450,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 9.000%, 3/1/2021	245
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	841,253
1,625,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,637,187
950,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	963,063
3,150,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	3,181,500
1,675,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	1,669,188
600,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	587,310
1,775,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	1,797,187
825,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	790,020
1,300,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,308,125
2,650,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	2,692,267
600,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	592,500
		TOTAL	32,713,954

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—1.5%
$2,275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	$ 1,999,839
2,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,799,892
2,725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	2,438,875
800,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	809,000
1,650,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,645,875
600,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	621,361
675,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	735,239
	TOTAL	11,050,081
	Midstream—5.5%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,313,276
2,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,441,062
925,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	934,250
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	2,033,702
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	670,579
2,625,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,480,625
500,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	518,760
1,900,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	2,044,077
675,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	754,110
3,125,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	3,131,312
250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 5.625%, 10/1/2026	253,750
1,800,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,561,500
1,250,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	1,109,375
875,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	770,000
3,125,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	3,242,187
2,750,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,677,757
275,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	275,000
1,875,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,846,875
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	924,353
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	868,500
3,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	3,087,687
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,673,437
175,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	176,789
1,125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,144,688
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	182,691
450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	434,115
1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	1,007,500
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	251,488
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,515,000
1,575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	1,632,094
317,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.250%, 10/15/2022	325,718
325,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	316,875
	TOTAL	41,599,132
	Oil Field Services—1.7%
325,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	334,750
1,475,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,519,250
775,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	740,125
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	268,500
143,546	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	144,622
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	1,271,875

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$1,175,000	Sesi LLC, 7.125%, 12/15/2021	$ 881,250
3,150,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	2,094,750
1,850,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,720,500
1,475,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	1,513,719
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,060,000
	TOTAL	12,549,341
	Packaging—5.4%
2,450,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,413,250
1,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,910,947
3,375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	3,526,875
1,575,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,570,637
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	984,750
1,250,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,264,063
1,450,000	Berry Plastics Corp., 5.500%, 5/15/2022	1,466,313
1,775,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,741,896
6,050,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	5,846,417
1,450,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,461,600
5,975,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	5,377,500
1,775,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	1,601,938
3,125,000	Multi-Color Corp., 144A, 6.125%, 12/1/2022	3,218,750
850,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	859,563
3,075,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	3,113,437
1,647,483	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	1,652,096
125,000	Reynolds Group, Sr. Unsecd. Note, 7.950%, 12/15/2025	128,125
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	2,070,000
	TOTAL	40,208,157
	Paper—0.3%
2,575,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,304,625
	Pharmaceuticals—4.0%
875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	881,563
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	709,625
575,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	601,953
249,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	250,245
814,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	818,908
5,150,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	5,049,575
400,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	398,348
3,200,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	3,367,008
975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,053,000
200,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	216,750
1,200,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	1,210,500
1,746,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	1,263,283
3,575,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	2,395,250
7,375,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	7,505,538
3,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	2,150,281
3,475,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	2,397,750
	TOTAL	30,269,577
	Refining—0.5%
3,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	3,808,031

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—0.9%
$4,625,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	$ 4,544,062
375,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	377,344
750,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	763,125
1,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,344,875
	TOTAL	7,029,406
	Retailers—0.7%
1,350,000	Michaels Stores, Inc., 144A, 5.875%, 12/15/2020	1,354,050
2,850,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	2,892,750
875,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	872,813
200,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	205,000
	TOTAL	5,324,613
	Supermarkets—0.8%
800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	840,000
3,500,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	3,395,700
2,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,131,500
	TOTAL	6,367,200
	Technology—7.0%
3,250,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	3,055,000
2,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	2,818,299
1,300,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,345,500
625,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	631,513
3,525,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	3,516,187
6,475,000	First Data Corp., 144A, 5.750%, 1/15/2024	6,649,825
550,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	555,500
3,525,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	3,075,563
4,425,000	Infor US, Inc., 6.500%, 5/15/2022	4,486,684
3,225,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	3,263,636
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	3,701,940
975,000	NCR Corp., 6.375%, 12/15/2023	998,478
1,525,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	1,565,108
1,725,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	1,138,500
2,050,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,069,629
600,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	627,000
875,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	900,156
3,800,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	3,914,000
1,725,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,664,625
5,175,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	5,239,687
1,000,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	950,350
	TOTAL	52,167,180
	Utility - Electric—2.3%
700,000	Calpine Corp., 144A, 5.250%, 6/1/2026	687,799
2,675,000	Calpine Corp., 5.750%, 1/15/2025	2,595,338
200,000	Calpine Corp., Bond, 144A, 6.000%, 1/15/2022	202,250
3,475,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	3,627,031
725,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	745,967
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,441,125
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,515,500
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	498,722
200,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	194,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,950,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	$ 1,881,750
1,350,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	1,398,938
875,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	897,794
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,419,275
		TOTAL	17,105,989
		Wireless Communications—3.9%
825,000		Altice France SA, 144A, 8.125%, 2/1/2027	826,031
3,125,000		Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	2,888,906
5,850,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	5,729,344
2,700,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,817,450
3,600,000		Sprint Corp., 7.125%, 6/15/2024	3,753,000
2,575,000		Sprint Corp., 7.875%, 9/15/2023	2,772,425
2,125,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,252,500
1,125,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,194,609
1,575,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,561,219
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,243,363
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	962,000
1,825,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,888,875
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	1,401,188
		TOTAL	29,290,910
		TOTAL CORPORATE BONDS (IDENTIFIED COST $677,376,491)	659,405,282
		COMMON STOCKS—7.3%
		Automotive—0.5%
117,203	[2]	American Axle & Manufacturing Holdings, Inc.	1,184,922
104,640		Goodyear Tire & Rubber Co.	1,403,222
9,895		Lear Corp.	1,177,802
		TOTAL	3,765,946
		Cable Satellite—0.2%
73,655	[2]	Altice USA, Inc.	1,730,156
		Chemicals—0.4%
64,670	[2]	Axalta Coating Systems Ltd.	1,520,392
55,035	[2]	Koppers Holdings, Inc.	1,467,233
		TOTAL	2,987,625
		Consumer Products—0.2%
49,330	[2]	Prestige Consumer Healthcare, Inc.	1,432,050
		Diversified Manufacturing—0.2%
55,605		Altra Holdings, Inc.	1,744,329
		Food & Beverage—0.3%
57,725		Aramark	2,008,253
		Gaming—0.7%
45,895		Gaming and Leisure Properties, Inc.	1,812,394
85,380		Red Rock Resorts, Inc.	1,782,734
95,695	[2]	Stars Group, Inc./The	1,584,709
		TOTAL	5,179,837
		Health Care—0.2%
49,895	[2]	MEDNAX, Inc.	1,230,411
		Independent Energy—0.4%
107,940	[2]	Jagged Peak Energy, Inc.	895,902

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—continued
$ 51,515	[2]	Parsley Energy, Inc.	$ 918,512
85,730	[2]	WPX Energy, Inc.	922,455
		TOTAL	2,736,869
		Industrial - Other—0.2%
28,435	[2]	Anixter International, Inc.	1,517,292
		Media Entertainment—0.6%
140,105		Emerald Expositions Events, Inc.	1,639,229
226,665		Entercom Communication Corp.	1,312,390
25,854	[2,3]	iHeartMedia, Inc.	426,591
714,355	[2]	Urban One, Inc.	1,285,839
		TOTAL	4,664,049
		Metals & Mining—0.2%
76,325		Teck Resources Ltd.	1,550,161
		Midstream—0.5%
80,516		Suburban Propane Partners LP	1,843,816
59,000		Sunoco LP	1,767,640
		TOTAL	3,611,456
		Packaging—0.7%
133,480		Ardagh Group SA	1,910,099
30,800	[2]	Crown Holdings, Inc.	1,707,244
98,765		Owens-Illinois, Inc.	1,580,240
		TOTAL	5,197,583
		Paper—0.5%
149,196		Graphic Packaging Holding Co.	1,939,548
45,529		WestRock Co.	1,484,245
		TOTAL	3,423,793
		Pharmaceuticals—0.0%
17,415	[2]	Mallinckrodt PLC	151,336
		Retailers—0.3%
61,770		Hanesbrands, Inc.	917,284
161,422	[2]	Party City Holdco, Inc.	1,275,234
		TOTAL	2,192,518
		Technology—1.0%
17,775		CDW Corp.	1,749,771
26,650	[2]	Dell Technologies, Inc.	1,587,007
63,990	[2]	Inovalon Holdings, Inc.	882,422
31,510	[2]	Lumentum Holdings, Inc.	1,275,210
37,601	[2]	NCR Corp.	1,150,591
147,055	[2]	TTM Technologies, Inc.	1,254,379
		TOTAL	7,899,380
		Utility - Electric—0.2%
56,900		Enviva Partners LP/Enviva Partners Finance Corp.	1,735,450
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,318,101)	54,758,494
		FLOATING RATE LOAN—0.1%
		Media Entertainment—0.1%
$639,589	[4]	iHeartCommunications, Inc., Term Loan—1st Lien, 6.575% (3-month USLIBOR +4.000%), 5/1/2026 (IDENTIFIED COST $829,644)	640,968

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—3.6%
812,582	Federated Bank Loan Core Fund	$ 8,012,059
18,739,308	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.46%[5]	18,743,056
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,064,952)	26,755,115
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $771,589,188)	741,559,859
	OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	7,503,622
	TOTAL NET ASSETS—100%	$ 749,063,481
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2019	800,525	23,237,882	24,038,407
Purchases/Additions	12,057	26,705,700	26,717,757
Sales/Reductions	—	(31,204,274)	(31,204,274)
Balance of Shares Held 5/31/2019	812,582	18,739,308	19,551,890
Value	$8,012,059	$ 18,743,056	$ 26,755,115
Change in Unrealized Appreciation/Depreciation	$ (56,393)	$ (2,361)	$ (58,754)
Net Realized Gain/(Loss)	$ —	$ 280	$ 280
Dividend Income	$ 119,233	$ 72,551	$ 191,784
1	Issuer in default.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$47,615,206	$ —	$426,591	$ 48,041,797
International	6,716,697	—	—	6,716,697
Debt Securities:
Corporate Bonds	—	659,405,037	245	659,405,282
Floating Rate Loan	—	640,968	—	640,968
Investment Companies[1]	18,743,056	—	—	26,755,115
TOTAL SECURITIES	$73,074,959	$660,046,005	$426,836	$741,559,859
1	As permitted by U.S. generally accepted accounting principles, Federated Bank Loan Core Fund valued at $8,012,059 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
LIBOR	—London Interbank Offered Rate